Investments (Mortgage Loans and Valuation Allowance by Portfolio Segment) (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Mortgage Loans on Real Estate [Line Items]
Unpaid Principal Balance	$ 45	$ 122
Recorded Investment	43	120
Valuation Allowances	3	26
Unpaid Principal Balance	220	138
Recorded Investment	209	134
Recorded Investment	53,413	48,755
Valuation Allowances	254	232
Carrying Value	249	228
Average Recorded Investment	264	391
Commercial
Mortgage Loans on Real Estate [Line Items]
Unpaid Principal Balance	0	75
Recorded Investment	0	75
Valuation Allowances	0	24
Unpaid Principal Balance	57	84
Recorded Investment	57	84
Recorded Investment	33,383	32,323
Valuation Allowances	165	158
Carrying Value	57	135
Average Recorded Investment	120	298	$ 430
Agricultural
Mortgage Loans on Real Estate [Line Items]
Unpaid Principal Balance	45	47
Recorded Investment	43	45
Valuation Allowances	3	2
Unpaid Principal Balance	22	14
Recorded Investment	21	13
Recorded Investment	11,599	10,975
Valuation Allowances	34	33
Carrying Value	61	56
Average Recorded Investment	60	76	151
Residential
Mortgage Loans on Real Estate [Line Items]
Unpaid Principal Balance	0	0
Recorded Investment	0	0
Valuation Allowances	0	0
Unpaid Principal Balance	141	40
Recorded Investment	131	37
Recorded Investment	8,431	5,457
Valuation Allowances	55	41
Carrying Value	131	37
Average Recorded Investment	$ 84	$ 17	$ 2